INCOME TAXES - Company's net deferred tax assets (Details) - Monterey Capital Acquisition Corporation - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax asset
Startup/Organization expenses	$ 738,831	$ 402,703
Deferred tax assets	738,831	402,703
Valuation allowance	$ (738,831)	$ (402,703)